FAIR VALUE MEASUREMENTS (Details 3) - Nonrecurring Basis [Member] - Fair Value Inputs Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 30, 2015
Carrying value of impaired loans before allocations	$ 2,829	$ 1,628
Specific valuation allowance allocations	(914)	(214)
Carrying value of impaired loans after allocations	$ 1,915	$ 1,414